Insurance business - Net investment return (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	£ 1,118	£ 1,667
Changes in fair value of underlying items of direct participating contracts	(1,122)	(1,585)
Effect of risk mitigation option	(11)	0
Interest accreted	1	2
Effect of changes in interest rates and other financial assumptions	0	1
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	2	(4)
Total net finance (expense)/income from insurance contracts	(1,130)	(1,586)
Insurance finance (expense)/income	(984)	(1,184)	£ 1,106
Amounts recognised in OCI	(146)	(402)	1,898
Total net investment return	(12)	81
Net insurance premium income	857	1,168	(1,370)
Net interest income	985	2,151	£ 1,904
Contracts under the fair value approach	101	89
Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	971	1,263
Insurance finance (expense)/income	971	1,263
Total net investment return	(13)	79
Net insurance premium income	857	1,168
Gain (loss) from return on assets and liabilities supporting insurance policies	807	1,082
Gain (loss) from return on shareholders assets supporting insurance policies	50	86
Investment returns gains (losses) on underlying assets supporting insurance liabilities	807	(1,082)
Net interest income	166	187
Miscellaneous other operating loss	(2)	(6)
Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	147	404
Total net investment return	1	2
Contracts under the fair value approach	147	407
Impairment loss recognised in other comprehensive income	0	3
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	1,116	1,650
Changes in fair value of underlying items of direct participating contracts	(1,122)	(1,585)
Effect of risk mitigation option	(11)	0
Interest accreted	0	0
Effect of changes in interest rates and other financial assumptions	0	0
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	0	0
Total net finance (expense)/income from insurance contracts	(1,133)	(1,585)
Insurance finance (expense)/income	(987)	(1,183)
Amounts recognised in OCI	(146)	(402)
Total net investment return	(17)	65
Contracts under the fair value approach	30	11
Life direct participating and investment DPF contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	969	1,246
Total net investment return	(18)	63
Life direct participating and investment DPF contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	147	404
Total net investment return	1	2
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	2	17
Changes in fair value of underlying items of direct participating contracts	0	0
Effect of risk mitigation option	0	0
Interest accreted	1	2
Effect of changes in interest rates and other financial assumptions	0	1
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	2	(4)
Total net finance (expense)/income from insurance contracts	3	(1)
Insurance finance (expense)/income	3	(1)
Amounts recognised in OCI	0	0
Total net investment return	5	16
Contracts under the fair value approach	71	78
Life other contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	2	17
Total net investment return	5	16
Life other contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	0	0
Total net investment return	£ 0	£ 0